S000008883 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	220 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Utilities (Sector) Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.41%	4.43%	5.80%
iShares Global Utilities ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.95%	4.93%	6.21%
Performance Inception Date					Sep. 12, 2006
iShares Global Utilities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.14%	4.17%	5.37%
iShares Global Utilities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.22%	3.76%	4.82%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through May 2, 2021 reflect the performance of the S&P Global 1200 Utilities Index. Index returns beginning on May 3, 2021 reflect the performance of the S&P Global 1200 Utilities (Sector) Capped Index, which, effective as of May 3, 2021, replaced the S&P Global 1200 Utilities Index as the Underlying Index of the Fund.